Shareholder Report, Average Annual Return (Details) 74200009700_Franklin Mutual Small-Mid Cap Value Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	5.29%	14.97%	8.61%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%	9.02%